Commitments - Schedule of Commitments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Capital expenditure
Contracted for Operating leases	$ 47.9	$ 50.0
Within one year [member]
Capital expenditure
Operating lease commitment	0.0	76.7
Later than one and not later than five years [member]
Capital expenditure
Operating lease commitment	0.0	256.5
Later than five years [member]
Capital expenditure
Operating lease commitment	$ 0.0	$ 324.2